SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 3,810	$ 3,971	$ 3,797
Other income	128	105	75
Direct operating costs	(1,274)	(1,263)	(1,273)
Share of Adjusted EBITDA from equity-accounted investments	98	80	71
Adjusted EBITDA
Management service costs	(235)	(135)	(94)
Interest expense	(976)	(1,001)	(973)
Current	(66)	(70)	(32)
Preferred limited partners equity	(54)	(44)	(38)
Preferred equity	(25)	(26)	(26)
Share of interest and cash taxes from equity-accounted investments	(37)	(27)	(25)
Share of Funds From Operations attributable to non-controlling interests	(562)	(829)	(806)
Funds From Operations
Depreciation	(1,367)	(1,271)	(1,151)
Foreign exchange and financial instruments gain (loss)	127	(36)	37
Deferred income tax recovery	213	27	375
Other	(432)	(276)	(206)
Share of earnings from equity-accounted investments	(34)	(24)	(18)
Net income attributable to non-controlling interests	382	716	367
Net income (loss) attributable to unit holders	(304)	(103)	80
Share of net income	27	29	28
Net income attributable to participating non-controlling interests	180	113	439
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,105	2,361	2,333
Wind
Disclosure of operating segments [line items]
Revenues	915	928	864
Solar
Disclosure of operating segments [line items]
Revenues	761	646	572
Energy transition
Disclosure of operating segments [line items]
Revenues	29	36	28
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	2,047	2,021	1,930
Other income	284	88	46
Direct operating costs	(717)	(665)	(653)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	1,614	1,444	1,323
Management service costs	(217)	(116)	(84)
Interest expense	(485)	(466)	(486)
Current	(26)	(31)	(13)
Preferred limited partners equity	(54)	(44)	(38)
Preferred equity	(25)	(26)	(26)
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	807	761	676
Depreciation	(756)	(643)	(631)
Foreign exchange and financial instruments gain (loss)	(35)	(30)	20
Deferred income tax recovery	175	30	123
Other	(495)	(221)	(108)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	(304)	(103)	80
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues	824	905	893
Other income	39	3	12
Direct operating costs	(301)	(286)	(286)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	562	622	619
Management service costs	0	0	0
Interest expense	(143)	(156)	(172)
Current	1	(7)	(4)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	420	459	443
Depreciation	(246)	(227)	(231)
Foreign exchange and financial instruments gain (loss)	(47)	11	(1)
Deferred income tax recovery	36	(27)	(1)
Other	(95)	(74)	(21)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	68	142	189
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues	175	234	244
Other income	54	19	5
Direct operating costs	(52)	(72)	(76)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	177	181	173
Management service costs	0	0	0
Interest expense	(18)	(20)	(22)
Current	(7)	(11)	(9)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	152	150	142
Depreciation	(66)	(84)	(136)
Foreign exchange and financial instruments gain (loss)	3	(5)	(1)
Deferred income tax recovery	5	4	1
Other	1	(6)	(3)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	95	59	3
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues	211	237	216
Other income	12	0	4
Direct operating costs	(92)	(93)	(94)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	131	144	126
Management service costs	0	0	0
Interest expense	(30)	(34)	(38)
Current	(11)	(9)	(2)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	90	101	86
Depreciation	(21)	(21)	(18)
Foreign exchange and financial instruments gain (loss)	(2)	(2)	7
Deferred income tax recovery	(3)	(4)	18
Other	4	(2)	(6)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	68	72	87
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues	263	223	219
Other income	11	2	2
Direct operating costs	(78)	(62)	(64)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	196	163	157
Management service costs	0	0	0
Interest expense	(73)	(66)	(63)
Current	0	1	2
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	123	98	96
Depreciation	(180)	(150)	(124)
Foreign exchange and financial instruments gain (loss)	47	(2)	30
Deferred income tax recovery	28	0	43
Other	(22)	(33)	(30)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	(4)	(87)	15
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues	27	37	42
Other income	3	0	0
Direct operating costs	(6)	(9)	(9)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	24	28	33
Management service costs	0	0	0
Interest expense	(6)	(8)	(9)
Current	(1)	(1)	0
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	17	19	24
Depreciation	(14)	(17)	(13)
Foreign exchange and financial instruments gain (loss)	0	(3)	(10)
Deferred income tax recovery	0	0	0
Other	0	2	0
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	3	1	1
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues	105	95	73
Other income	26	4	11
Direct operating costs	(35)	(32)	(27)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	96	67	57
Management service costs	0	0	0
Interest expense	(15)	(17)	(17)
Current	(2)	(2)	(2)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	79	48	38
Depreciation	(70)	(47)	(43)
Foreign exchange and financial instruments gain (loss)	(17)	(10)	9
Deferred income tax recovery	7	10	2
Other	(26)	(12)	2
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	(27)	(11)	8
Attributable to Unitholders | Wind | Asia
Disclosure of operating segments [line items]
Revenues	28	20	12
Other income	3	0	0
Direct operating costs	(6)	(4)	(4)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	25	16	8
Management service costs	0	0	0
Interest expense	(6)	(5)	(4)
Current	(1)	(1)	1
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	18	10	5
Depreciation	(9)	(5)	(2)
Foreign exchange and financial instruments gain (loss)	(1)	1	3
Deferred income tax recovery	2	0	0
Other	(6)	0	(2)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	4	6	4
Attributable to Unitholders | Solar
Disclosure of operating segments [line items]
Revenues	245	138	116
Other income	50	16	4
Direct operating costs	(63)	(28)	(28)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	232	126	92
Management service costs	0	0	0
Interest expense	(90)	(52)	(40)
Current	(3)	0	1
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	139	74	53
Depreciation	(84)	(65)	(32)
Foreign exchange and financial instruments gain (loss)	(3)	1	(16)
Deferred income tax recovery	20	1	24
Other	(23)	(48)	(13)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	49	(37)	16
Attributable to Unitholders | Energy transition
Disclosure of operating segments [line items]
Revenues	169	132	115
Other income	22	11	1
Direct operating costs	(61)	(56)	(42)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	130	87	74
Management service costs	0	0	0
Interest expense	(25)	(16)	(22)
Current	(2)	(1)	0
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	103	70	52
Depreciation	(62)	(23)	(30)
Foreign exchange and financial instruments gain (loss)	(9)	(3)	(1)
Deferred income tax recovery	5	0	12
Other	(36)	(2)	(12)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	1	42	21
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Other income	64	33	7
Direct operating costs	(23)	(23)	(23)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	41	10	(16)
Management service costs	(217)	(116)	(84)
Interest expense	(79)	(92)	(99)
Current	0	0	0
Preferred limited partners equity	(54)	(44)	(38)
Preferred equity	(25)	(26)	(26)
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	(334)	(268)	(263)
Depreciation	(4)	(4)	(2)
Foreign exchange and financial instruments gain (loss)	(6)	(18)	0
Deferred income tax recovery	75	46	24
Other	(292)	(46)	(23)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	(561)	(290)	(264)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues	(72)	(79)	(76)
Other income	(29)	(8)	0
Direct operating costs	34	34	27
Share of Adjusted EBITDA from equity-accounted investments	67	53	49
Adjusted EBITDA	0	0	0
Management service costs	0	0	0
Interest expense	20	13	14
Current	4	2	1
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	(24)	(15)	(15)
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	0	0	0
Depreciation	21	13	13
Foreign exchange and financial instruments gain (loss)	8	(2)	(1)
Deferred income tax recovery	(6)	0	0
Other	11	9	1
Share of earnings from equity-accounted investments	(34)	(20)	(13)
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to unit holders	0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues	1,835	2,029	1,943
Other income	(127)	25	29
Direct operating costs	(591)	(632)	(647)
Share of Adjusted EBITDA from equity-accounted investments	31	27	22
Adjusted EBITDA	1,148	1,449	1,347
Management service costs	(18)	(19)	(10)
Interest expense	(511)	(548)	(501)
Current	(44)	(41)	(20)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity-accounted investments	(13)	(12)	(10)
Share of Funds From Operations attributable to non-controlling interests	(562)	(829)	(806)
Funds From Operations	0	0	0
Depreciation	(632)	(641)	(533)
Foreign exchange and financial instruments gain (loss)	154	(4)	18
Deferred income tax recovery	44	(3)	252
Other	52	(64)	(99)
Share of earnings from equity-accounted investments	0	(4)	(5)
Net income attributable to non-controlling interests	382	716	367
Net income (loss) attributable to unit holders	$ 0	$ 0	$ 0